THE
                                    ROYCE
                                    FUNDS

          Value Investing in Small Companies for More Than 25 Years


                                     ROYCE
				     SELECT
				      FUND



                                                           1998 Annual Report

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------------

Dear Shareholders:


First of all, we wanted to thank you for being one of the first investors in Royce Select Fund ("RSF"), our newest offering.

We are very excited about its concentrated portfolio approach and unique expense structure. RSF invests in a limited number of small- and micro-cap companies that we believe possess excellent business strengths and/or prospects, high internal rates of return and low leverage. The Fund uses the risk-averse value approach that has been central to our work for more than 25 years.

Unique among available mutual funds, RSF's expense structure is an all-inclusive management fee that varies in direct relation to the Fund's performance. This performance fee is payable only after negative returns have been recovered - for any period of negative performance, no fee will be paid. This fee covers all of the Fund's operating expenses that many funds normally pay separately. In addition, Royce & Associates, the Fund's Investment Adviser, has voluntarily committed to waive the performance fee until RSF has achieved a 15% total return from inception (11/18/98). These features ensure that management and shareholders share common interests.

The Fund's tenure has been admittedly short, but we believe that we are off to a solid start, with a 7.9% total return from the Fund's inception through December 31, 1998. This compares to a 7.8% total return for RSF's benchmark, the small-cap oriented Russell 2000, for the same period.

The top five positions in the Fund's portfolio as of year end were Curtiss-Wright Corporation, Denbury Resources, Medical Assurance, Bassett Furniture Industries and Orion Capital Corporation. Curtiss-Wright makes high-precision aeronautic components, such as actuators that move wing flaps up and down, as well as flow control and marine industrial components. Denbury Resources is an natural gas and oil exploration and development company. Medical Assurance is a holding company that furnishes liability insurance for health care providers. Bassett Furniture Industries manufacturers and markets living room, dining room and bedroom furniture. Orion Capital is a special property and casualty insurer that also offers workmen's compensation and non-standard automobile insurance. We are very enthusiastic about these initial core holdings, as well as the long-term prospects for small- and micro-cap stocks in general and Royce Select Fund in particular.

We thank you for your support, especially at this early stage of the Fund's development.


Sincerely,

/s/ Charles M. Royce        /s/ W. Whitney George      /s/ Jack E. Fockler, Jr.


Charles M. Royce              W. Whitney George        Jack E. Fockler, Jr.
   President                   Vice President             Vice President




NOTES TO PERFORMANCE AND RISK INFORMATION

All performance information is presented on a total return basis and reflects the reinvestment of distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Royce Select Fund invests primarily in securities of small- and micro-cap companies that may involve considerably more risk than investments in securities of larger-cap companies (see "Investment Risks" in the prospectus). The Russell 2000 is an unmanaged index of domestic small-cap stocks.

ROYCE SELECT FUND
SCHEDULE OF INVESTMENTS					     December 31, 1998
------------------------------------------------------------------------------

COMMON STOCKS-72.3%

                           		SHARES   	VALUE
				        ------		-----
Consumer Products-13.1%
Home Furnishing/Appliances-4.4%
  Bassett Furniture Industries      	2,000          $48,250
							------
Publishing-2.1%
  Franklin Electronic Publishers*   	2,000         	23,500
							------
Sports and Recreation-1.9%
  Sturm, Ruger & Company          	1,700         	20,294
							------
Other Consumer Products-4.7%
  Lazare Kaplan International*      	3,000         	21,000
  Velcro Industries        		  200      	29,800
							------
                                    			50,800
							------
                                    		       142,844
							------
Consumer Services-3.0%
Retail Stores-3.0%
  Charming Shoppes*        		7,500    	32,344
							------
Financial Intermediaries-10.8%
Insurance-10.8%
  Medical Assurance*       		1,650    	54,553
  Orion Capital Corporation         	  900         	35,831
  Zenith National Insurance         	1,200         	27,750
							------
		                                       118,134
						       -------
Health-2.2%
Commercial Service-2.2%
  Young Innovations*       		1,800    	23,625
							------
Industrial Products-10.3%
Building Systems and Components-2.2%
  Falcon Products          		2,000    	24,000
							------
Construction Materials-2.8%
  Florida Rock Industries  	       	1,000         	31,000
							------
Specialty Chemicals and Materials-2.7%
  CFC International*       		2,000    	16,000
  Hauser*                  		3,000    	13,313
							------
		                                    	29,313
							------
Other Industrial Products-2.6%
  BHA Group Holdings       		2,000    	27,750
							------
                                    		       112,063
						       -------


                           		SHARES   	VALUE
				        ------		-----
Industrial Services-3.3%
Commercial Services-2.3%
  Business Resource Group*       	7,500          $25,312
							------
Transportation and Logistics-1.0%
  The Pittston BAX Group       		1,000         	11,125
							------
                                 			36,437
							------
Natural Resources-12.5%
Energy Services-4.2%
  Carbo Ceramics               		1,500         	26,250
  Helmerich & Payne            		1,000         	19,375
							------
                                 			45,625
							------
Oil and Gas-8.3%
  Denbury Resources*           	       14,000        	56,875
  Devon Energy Corporation       	1,100       	33,756
							------
                                 			90,631
							------
                                 		       136,256
						       -------
Technology-17.1%
Aerospace/Defense-8.4%
  Curtiss-Wright Corporation     	1,800       	68,625
  Special Metals Corporation*    	2,500       	22,344
							------
                                 			90,969
							------
Hardware-6.5%
  Industrial Scientific Corporation 	1,000          	23,250
  National Instruments*        		  900		30,712
  PCD*                         		1,300         	16,900
							------
                                 			70,862
							------
Software/Services-2.2%
  JDA Software Group*          		2,500         	24,219
							------
                                 		       186,050
						       -------
TOTAL COMMON STOCKS
  (Cost $736,083)                            	       787,753
						       -------
TOTAL INVESTMENTS-72.3%
  (Cost $736,083)                            	       787,753

CASH AND OTHER ASSETS
  LESS LIABILITIES-27.7%                     	       302,220
						       -------
NET ASSETS- 100.0%                                  $1,089,973
						    ----------


*  Non-income producing.

INCOME TAX INFORMATION- The cost of total investments for Federal income tax purposes was $736,083. At December 31, 1998, net unrealized appreciation for all securities was $51,670, consisting of aggregate gross unrealized appreciation of $62,707 and aggregate gross unrealized depreciation of $11,037.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE SELECT FUND
Statement of Assets and Liabilities at December 31, 1998
------------------------------------------------------------------------------

ASSETS:
Investments at value (identified cost  $736,083)                       $787,753
Cash                                                    		343,921
Receivable for investments sold                                   	 21,609
Receivable for capital shares sold                                	 10,000
Receivable for dividends and interest                             	    242
------------------------------------------------------------------------------
     Total Assets                                       	      1,163,525
------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                 	 73,552
------------------------------------------------------------------------------
     Total Liabilities                                  		 73,552
------------------------------------------------------------------------------
     Net Assets                                          	     $1,089,973
===============================================================================

ANALYSIS OF NET ASSETS:
Accumulated net realized gain on investments                            $26,702
Net unrealized appreciation on investments                            	 51,670
Capital shares                                          		     10
Additional paid-in capital                                     	      1,011,591
------------------------------------------------------------------------------
     Net Assets                                          	     $1,089,973
===============================================================================

SHARES OUTSTANDING:
  (unlimited number of $.001 par value shares authorized)	      	 10,112
===============================================================================

NET ASSET VALUE (Net Assets / Shares Outstanding):
  (offering and redemption price* per share)                          	$107.79
===============================================================================
*  Shares redeemed within three years of purchase are subject to a 2%
redemption fee, payable to the Fund.
Statement of Changes in Net Assets
------------------------------------------------------------------------------

                                                             Period ended
INVESTMENT OPERATIONS:                                   December 31, 1998 (a)
							 ---------------------
  Net investment income                                         	$582
  Net realized gain on investments                                    26,721
  Net change in unrealized appreciation on investments		      51,670
------------------------------------------------------------------------------
  Net increase in net assets from investment operations		      78,973
------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                                        		(601)
------------------------------------------------------------------------------
  Total distributions                                   		(601)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Value of shares sold                                  	   1,011,000
  Distributions reinvested                                     		 601
  Value of shares redeemed						  --
------------------------------------------------------------------------------
  Net increase in net assets from capital share transactions	   1,011,601
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                     	   1,089,973
NET ASSETS:
   Beginning of period                                                    --
------------------------------------------------------------------------------
   End of period                                         	  $1,089,973
===============================================================================

CAPITAL SHARE TRANSACTIONS (in shares):
  Shares sold                                           	      10,106
  Shares issued for reinvestment of distributions                          6
  Shares redeemed                                                         --
------------------------------------------------------------------------------
  Net increase in shares outstanding                                  10,112
------------------------------------------------------------------------------

(a) The Fund commenced operations on November 18, 1998.

   The accompanying notes are an integral part of these financial statements.

ROYCE SELECT FUND
Statement of Operations for the period ended December 31, 1998
------------------------------------------------------------------------------

  INVESTMENT INCOME:
  Income:
     Dividends                                                          $582
------------------------------------------------------------------------------
       Total Income                                                   	 582
------------------------------------------------------------------------------
  Expenses:
     Investment advisory fees					       9,966
------------------------------------------------------------------------------
       Total Expenses                                                  9,966
       Fees Waived by Investment Adviser			      (9,966)
------------------------------------------------------------------------------
       Net Expenses                                                   	   0
------------------------------------------------------------------------------
       Net Investment Income						 582
------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments				      26,721
  Net change in unrealized appreciation on investments		      51,670
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments		      78,391
------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS		     $78,973
===============================================================================

 The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
  This table is presented to show selected data for a share outstanding throughout the period, and to assist shareholders in evaluating the Fund's performance for the period presented.
===============================================================================


                                       			Period ended
                                      		    December 31, 1998 (a)
						    ---------------------
  Net Asset Value, Beginning of Period			     $100.00

  Investment Operations:
     Net investment income                              	0.06
     Net realized and unrealized gain on investments		7.79
  -------------------------------------------------------------------
       Total from investment operations				7.85
  -------------------------------------------------------------------

  Distributions:
     Net investment income                                     (0.06)
  -------------------------------------------------------------------
       Total distributions                                     (0.06)
  -------------------------------------------------------------------

  Net Asset Value, End of Period                             $107.79
  ===================================================================
  Total Return:                                           	7.9%
  Ratios Based on Average Net Assets:
  Total expenses (a)                                     	0.00%   *
  Net investment income                                         0.06%   *
  Supplemental Data:
  Net Assets, End of Period (in thousands)		       $1,090
  Portfolio Turnover Rate                                         27%

  (a) Expense ratio is shown after fee waiver by the investment adviser. For the period ended December 31, 1998, the expense ratio before the waiver would have been 1.03%.
       The Fund commenced operations on November 18, 1998.
    *  Not Annualized

ROYCE SELECT FUND
Notes to Financial Statements
------------------------------------------------------------------------------
Summary of Significant Accounting Policies:


     Royce Select Fund (the "Fund") is a series of The Royce Fund (the "Trust"), a diversified open-end management investment company organized as a Delaware business trust. The Fund commenced operations on November 18, 1998.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

    Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

    Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

      Taxes:

     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

     Distributions:

     Any dividend and capital gain distributions are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

ROYCE SELECT FUND
Notes to Financial Statements (continued)
------------------------------------------------------------------------------

Investment Adviser:

     Under the Trust's investment advisory agreement with Royce & Associates, Inc. ("Royce"), Royce is entitled to receive from the Fund a performance fee of 12.5% of the Fund's pre-fee total return. The agreement provides that all expenses of the Fund, except brokerage commissions, taxes, interest and extraordinary expenses, will be paid by Royce. This fee is calculated and accrued daily, based on the Fund's then current net assets. The fee for the period from commencement date through December 31, 1999 is payable on December 31, 1999. Royce has voluntarily committed to waive performance fees until the Fund achieves a 15% total return since inception of the Fund. For the period ended December 31, 1998, Royce waived $9,966 of performance fees.

Purchases and Sales of Investment Securities:

     For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, were $846,937 and $137,575, respectively.

Report of Independent Accountants
------------------------------------------------------------------------------

To the Board of Trustees of The Royce Fund and the Shareholders of Royce Select Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Royce Select Fund (the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 1999